Consolidated Statements of Changes in Equity $ in Thousands, $ in Thousands	Capital stock USD ($)	Capital stock MXN ($)	Treasury shares USD ($)	Treasury shares MXN ($)	Contribution for future capital increases MXN ($)	Legal Reserve USD ($)	Legal Reserve MXN ($)	Additional paid-in capital USD ($)	Additional paid-in capital MXN ($)	Retained earnings (Accumulated losses) USD ($)	Retained earnings (Accumulated losses) MXN ($)	Remeasurement of employee benefits USD ($)	Remeasurement of employee benefits MXN ($)	Cash flow hedges USD ($)	Cash flow hedges MXN ($)	Exchange differences on translation of foreign operations USD ($)	Exchange differences on translation of foreign operations MXN ($)	USD ($)	MXN ($)
Balance as of beginning of the year at Dec. 31, 2015		$ 2,973,559		$ (91,328)	$ 1		$ 38,250		$ 1,791,040		$ 2,374,494		$ (2,304)		$ (292,474)				$ 6,791,238
Treasury shares				(17,025)					17,025
Exercise of stock options				17,536															17,536
Forfeited shares from incentive plan				963					(963)
Long-term incentive plan cost				6,489					(6,489)
Net (loss) income for the period											3,519,489								3,478,598
IFRS 15 adoption											(40,891)								(40,891)
Other comprehensive (loss) income items													(310)		437,286		$ (4,756)		432,220
Total comprehensive (loss) income for the year, net of tax											3,478,598		(310)		437,286		(4,756)		3,910,818
Balance as of end of the year at Dec. 31, 2016		2,973,559		(83,365)	1		38,250		1,800,613		5,853,092		(2,614)		144,812		(4,756)		10,719,592
Legal reserve increase							252,928				(252,928)
Treasury shares				(10,108)					10,108
Exercise of stock options				638															638
Long-term incentive plan cost				7,801					(6,193)										1,608
Net (loss) income for the period											(594,599)								(651,788)
IFRS 15 adoption											(57,189)								(57,189)
Other comprehensive (loss) income items													(1,243)		(30,131)		(7,178)		(38,552)
Total comprehensive (loss) income for the year, net of tax											(651,788)		(1,243)		(30,131)		(7,178)		(690,340)
Balance as of end of the year at Dec. 31, 2017		2,973,559		(85,034)	1		291,178		1,804,528		4,948,376		(3,857)		114,681		(11,934)		10,031,498
Treasury shares				(57,320)					41,590										(15,730)
Exercise of stock options				10,648															10,648
Long-term incentive plan cost				9,045					(9,045)
Net (loss) income for the period											(682,500)							$ (34,674)	(682,500)
Other comprehensive (loss) income items													4,192		(198,584)		22,156	(8,750)	(172,236)
Total comprehensive (loss) income for the year, net of tax											(682,500)		4,192		(198,584)		22,156	(43,424)	(854,736)
Balance as of end of the year at Dec. 31, 2018	$ 151,073	$ 2,973,559	$ (6,232)	$ (122,661)	$ 1	$ 14,793	$ 291,178	$ 93,333	$ 1,837,073	$ 216,730	$ 4,265,876	$ 17	$ 335	$ (4,263)	$ (83,903)	$ 520	$ 10,222	$ 465,972	$ 9,171,680